Note 14 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	March 31,	March 25,
(in thousands)	2018	2017

Current
Federal	$—	$—
State	2	2
	2	2
Deferred
Federal	5,547	(496)
State	(393)	(6)
	5,154	(502)

Change in liability for uncertain tax positions	2	14
Change in valuation allowance	(5,156)	488
Provision for income taxes	$2	$2

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Fiscal years ended (In thousands)	March 31 , 201 8	March 2 5 , 201 7
Net operating loss carryforwards	$11,472	$15,984
Income tax credits	347	323
Inventory reserves and additional costs capitalized	787	1,450
Accrued vacation	40	109
Deferred rent	136	—
Non-qualified stock options and restricted stock	2	5
Other	77	146
Total deferred tax assets	12,861	18,017

Valuation allowance	(12,861)	(18,017)
Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Fiscal years ended
(In thousands except percentages)	March 31 , 20 1 8		March 2 5 , 201 7
Statutory federal income tax (benefit)	$(955)	31.6%	$(525)	34.0%
Valuation allowance	(5,156)	170.1	488	(31.6)
Effect of reduced corporate tax rates	6,207	(205.3)	—	—
State income tax, net of federal benefit	(177)	5.9	(90)	5.8
Net operating loss expiration	—	—	86	(5.6)
Non-tax deductible expenses	46	(1.5)	77	(5.0)
Tax credits	(4)	0.1	(40)	2.6
Liability for uncertain tax positions	—	—	14	(0.9)
Other	41	(0.9)	(8)	0.5
Effective income tax	$2	—	$2	(0.2)%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Fiscal Year s
(In thousands)	2018	2017
Balance as of beginning of year	$120	$106
Additions based on current year tax positions	2	14
(Reductions) additions for prior year tax positions	—	—
Balance as of end of year	$122	$120